Loans and Financial Liabilities (Details) - Schedule of loans and financial liabilities - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Loans And Financial Liabilities Abstract
Bank loans	[1]	$ 17,407	$ 20,038
Less current maturities of bank loans		4,444	2,631
Total Long term bank loans		$ 12,963	$ 17,407

[1]	Bank loan